UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-05634
Morgan Stanley Strategist Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York (Address of principal executive offices)	10036 (Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: July 31, 2010
Date of reporting period: October 31, 2009

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Strategist Fund

Portfolio of Investments ■ October 31, 2009 (unaudited)

NUMBER OF
SHARES		VALUE

	Common Stocks (59.7%)
	Aerospace & Defense (2.1%)
61,070	Boeing Co. (The)	$2,919,146
84,600	Northrop Grumman Corp.	4,240,998
130,270	Raytheon Co.	5,898,626

		13,058,770

	Airlines (0.3%)
170,850	Continental Airlines, Inc. (Class B) (a)	1,964,775

	Automobiles (0.6%)
128,695	Honda Motor Co. Ltd. (ADR) (Japan)	3,985,684

	Biotechnology (2.5%)
72,845	Amgen, Inc. (a)	3,913,962
57,270	Celgene Corp. (a)	2,923,633
90,010	Gilead Sciences, Inc. (a)	3,829,925
142,135	Vertex Pharmaceuticals, Inc. (a)	4,770,051

		15,437,571

	Capital Markets (2.0%)
69,360	AllianceBernstein Holding LP	1,871,333
144,415	Charles Schwab Corp. (The)	2,504,156
22,375	Goldman Sachs Group, Inc. (The)	3,807,554
100,100	Lazard Ltd. (Class A) (Bermuda)	3,778,775

		11,961,818

	Chemicals (0.6%)
114,190	EI Du Pont de Nemours & Co.	3,633,526

	Commercial Services & Supplies (1.2%)
245,500	Waste Management, Inc.	7,335,540

	Communications Equipment (1.1%)
221,770	Cisco Systems, Inc. (a)	5,067,444
150,990	Nokia OYJ (ADR) (Finland)	1,903,984

		6,971,428

	Computers & Peripherals (3.5%)
35,075	Apple, Inc. (a)	6,611,637
334,050	EMC Corp. (a)	5,501,804
78,720	International Business Machines Corp.	9,494,419

		21,607,860

	Construction & Engineering (0.9%)
307,630	Chicago Bridge & Iron Co. (NY Registered Shares) (Netherlands)	5,786,520

	Diversified Financial Services (2.2%)
219,735	Bank of America Corp.	3,203,736
519,710	Citigroup, Inc. (b)	2,125,614
110,535	JPMorgan Chase & Co.	4,617,047
131,800	NYSE Euronext	3,407,030

		13,353,427

	Diversified Telecommunication Services (2.8%)
392,050	AT&T, Inc.	10,063,923
66,290	Verizon Communications, Inc.	1,961,521
521,590	Windstream Corp.	5,028,128

		17,053,572

	Electric Utilities (0.9%)
177,680	American Electric Power Co., Inc.	5,369,490

	Electrical Equipment (0.8%)
130,030	Emerson Electric Co.	4,908,632

	Electronic Equipment, Instruments & Components (1.2%)
500,000	Corning, Inc.	7,305,000

	Energy Equipment & Services (2.5%)
40,155	Diamond Offshore Drilling, Inc.	3,824,764
151,785	Halliburton Co.	4,433,640
96,610	Smith International, Inc.	2,678,995

Morgan Stanley Strategist Fund

Portfolio of Investments ■ October 31, 2009 (unaudited) continued

NUMBER OF
SHARES		VALUE

234,010	Weatherford International Ltd. (Switzerland) (a)	$4,102,195

		15,039,594

	Food & Staples Retailing (0.5%)
59,110	Costco Wholesale Corp.	3,360,403

	Food Products (1.7%)
101,350	Kellogg Co.	5,223,579
189,930	Kraft Foods, Inc. (Class A)	5,226,874

		10,450,453

	Health Care Equipment & Supplies (1.8%)
71,330	Covidien PLC (Ireland)	3,004,420
35,590	CR Bard, Inc.	2,671,741
97,140	St Jude Medical, Inc. (a)	3,310,531
39,860	Zimmer Holdings, Inc. (a)	2,095,440

		11,082,132

	Hotels, Restaurants & Leisure (1.0%)
90,000	Carnival Corp. (Panama) (c)	2,620,800
64,680	McDonald’s Corp.	3,790,895

		6,411,695

	Household Durables (1.2%)
113,925	Gafisa SA (ADR) (Brazil)	3,393,826
138,470	Sony Corp. (ADR) (Japan)	4,069,633

		7,463,459

	Household Products (0.4%)
28,175	Colgate-Palmolive Co.	2,215,400

	Industrial Conglomerates (0.6%)
253,500	General Electric Co.	3,614,910

	Information Technology Services (0.5%)
43,330	Visa, Inc. (Class A)	3,282,681

	Insurance (1.7%)
128,130	Allstate Corp. (The)	3,788,804
75,265	Chubb Corp.	3,651,858
163,500	XL Capital Ltd. (Class A) (Cayman Islands)	2,683,035

		10,123,697

	Internet Software & Services (1.3%)
137,500	eBay, Inc. (a)	3,062,125
8,608	Google, Inc. (Class A) (a)	4,614,921

		7,677,046

	Life Sciences Tools & Services (0.6%)
80,890	Thermo Fisher Scientific, Inc.	3,640,050

	Machinery (1.8%)
163,640	PACCAR, Inc.	6,121,772
37,060	Parker Hannifin Corp.	1,962,698
189,120	Trinity Industries, Inc.	3,192,346

		11,276,816

	Media (0.6%)
101,010	Omnicom Group, Inc.	3,462,623

	Metals & Mining (3.9%)
194,040	AK Steel Holding Corp.	3,079,415
144,930	Barrick Gold Corp. (Canada)	5,207,335
37,210	Freeport-McMoRan Copper & Gold, Inc. (Class B)	2,729,726
157,520	Goldcorp, Inc. (Canada)	5,792,010
172,260	Kinross Gold Corp. (Canada)	3,200,591
104,605	United States Steel Corp.	3,607,826

		23,616,903

	Multiline Retail (0.6%)
61,715	Kohl’s Corp. (a)	3,531,332

	Oil, Gas & Consumable Fuels (1.8%)
53,880	Exxon Mobil Corp.	3,861,579

Morgan Stanley Strategist Fund

Portfolio of Investments ■ October 31, 2009 (unaudited) continued

NUMBER OF
SHARES		VALUE

127,405	Hess Corp.	$6,974,150

		10,835,729

	Pharmaceuticals (2.2%)
83,100	Johnson & Johnson	4,907,055
169,620	Merck & Co., Inc.	5,246,347
186,100	Pfizer, Inc.	3,169,283

		13,322,685

	Real Estate Investment Trusts (REITs) (0.6%)
120,400	Plum Creek Timber Co., Inc.	3,767,316

	Real Estate Management & Development (0.9%)
188,150	CB Richard Ellis Group, Inc. (Class A)	1,947,353
220,020	E-House China Holdings Ltd. (ADR) (Cayman Islands) (a)	3,764,542

		5,711,895

	Semiconductors & Semiconductor Equipment (3.1%)
385,520	Applied Materials, Inc.	4,703,344
295,960	Intel Corp.	5,655,796
94,145	Kla-Tencor Corp.	3,060,654
558,414	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR) (Taiwan)	5,327,269

		18,747,063

	Software (5.1%)
565,760	Activision Blizzard, Inc. (a)	6,127,181
278,550	Microsoft Corp.	7,724,191
416,790	Oracle Corp.	8,794,269
218,350	Sybase, Inc. (a)	8,637,926

		31,283,567

	Specialty Retail (0.3%)
80,545	Staples, Inc.	1,747,827

	Tobacco (1.4%)
167,380	Altria Group, Inc.	3,031,252
111,480	Philip Morris International, Inc.	5,279,693

		8,310,945

	Water Utilities (0.9%)
278,130	American Water Works Co., Inc.	5,276,126

	Total Common Stocks (Cost $285,723,480)	364,985,960

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE

	Corporate Bonds (8.6%)
	Advertising Agencies (0.0%)
$195	Omnicom Group, Inc.	6.25%	07/15/19	210,957

	Advertising Services (0.0%)
100	WPP Finance (United Kingdom)	8.00	09/15/14	111,054

	Aerospace/Defense (0.1%)
145	Boeing Co. (The)	4.875	02/15/20	148,882
130	Boeing Co. (The)	6.00	03/15/19	144,496
269	Systems 2001 Asset Trust (144A) (Cayman Islands)(d)	6.664	09/15/13	280,608

				573,986

	Agricultural Chemicals (0.1%)
200	Potash Corp. of Saskatchewan, Inc. (Canada)	5.875	12/01/36	204,482
75	Potash Corp. of Saskatchewan, Inc. (Canada)	6.50	05/15/19	84,250

				288,732

	Agricultural Operations (0.1%)
170	Archer-Daniels-Midland Co.	5.45	03/15/18	183,417
105	Bunge Ltd. Finance Corp.	8.50	06/15/19	122,584

				306,001

Morgan Stanley Strategist Fund

Portfolio of Investments ■ October 31, 2009 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

	Airlines (0.1%)
$436	America West Airlines LLC (Series 011G) (AMBAC Insd)	7.10%	04/02/21	$366,208

	Auto-Cars/Light Trucks (0.1%)
190	Daimler Finance North America LLC	7.30	01/15/12	207,038
45	Daimler Finance North America LLC	8.50	01/18/31	55,183

				262,221

	Beverages-Non-Alcoholic (0.0%)
190	Dr Pepper Snapple Group, Inc.	6.82	05/01/18	217,435

	Beverages-Wine/Spirits (0.0%)
75	Constellation Brands, Inc.	7.25	09/01/16	75,563

	Brewery (0.1%)
45	Anheuser-Busch InBev Worldwide, Inc. (144A) (d)	5.375	11/15/14	47,899
185	Anheuser-Busch InBev Worldwide, Inc. (144A) (d)	7.20	01/15/14	208,603
300	FBG Finance Ltd. (144A) (Australia)(d)	5.125	06/15/15	305,264

				561,766

	Building Product-Cement/Aggregation (0.1%)
240	CRH America, Inc.	6.00	09/30/16	248,769

105	Holcim US Finance Sarl & Cie SCS (144A) (Luxembourg)(d)	6.00	12/30/19	108,481

				357,250

	Building Societies (0.1%)
350	Nationwide Building Society (144A) (United Kingdom)(d)	4.25	02/01/10	350,357

	Cable/Satellite TV (0.3%)
325	Comcast Corp.	5.70	05/15/18	340,705
50	Comcast Corp.	6.45	03/15/37	51,425
125	Comcast Corp.	6.50	01/15/15	138,510
315	COX Communications, Inc. (144A) (d)	8.375	03/01/39	378,798
145	CSC Holdings, Inc.	7.625	07/15/18	149,350
95	DIRECTV Holdings LLC / Financing Co., Inc. (144A) (d)	5.875	10/01/19	97,856
205	DIRECTV Holdings LLC / Financing Co., Inc.	7.625	05/15/16	222,713
60	Time Warner Cable, Inc.	6.75	07/01/18	66,161
170	Time Warner Cable, Inc.	6.75	06/15/39	180,645
90	Time Warner Cable, Inc.	8.25	04/01/19	108,447
195	Time Warner Cable, Inc.	8.75	02/14/19	240,915

				1,975,525

	Casino Hotels (0.0%)
180	MGM Mirage (144A) (d)	13.00	11/15/13	205,200

	Cellular Telephone (0.0%)
50	Cellco Partnership / Verizon Wireless Capital LLC (144A) (d)	5.55	02/01/14	54,532

	Commercial Banks Non-U.S. (0.3%)
440	Barclays Bank PLC (United Kingdom)	6.75	05/22/19	495,650

355	Commonwealth Bank of Australia (144A) (Australia)(d)	5.00	10/15/19	357,286
385	HBOS PLC (144A) (United Kingdom)(d)	6.75	05/21/18	356,105
180	Royal Bank of Scotland PLC (The) (144A) (United Kingdom)(d)	4.875	08/25/14	183,392
245	Westpac Banking Corp. (Australia)	4.20	02/27/15	250,090

				1,642,523

	Commercial Banks- Eastern U.S. (0.1%)
430	Credit Suisse (Switzerland)	5.30	08/13/19	445,568
190	Credit Suisse (Switzerland)	6.00	02/15/18	200,553
195	UBS AG/Stamford Branch (Switzerland)	5.875	12/20/17	200,601

				846,722

	Commercial Banks-Southern U.S. (0.0%)
145	BB&T Corp. (MTN)	6.85	04/30/19	163,379

Morgan Stanley Strategist Fund

Portfolio of Investments ■ October 31, 2009 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE

	Computers (0.1%)
$200	IBM Corp.	8.00%		10/15/38	$274,020

	Containers-Paper/Plastic (0.0%)
95	Sealed Air Corp. (144A) (d)	7.875		06/15/17	99,135

	Data Processing Services (0.0%)
120	Fiserv, Inc.	6.80		11/20/17	134,454

	Diversified Banking Institution (0.7%)
110	Bank of America Corp. (Series L)	5.65		05/01/18	111,367
615	Bank of America Corp.	5.75		12/01/17	626,340
315	Citigroup, Inc. (e)	5.875		05/29/37	290,831
30	Citigroup, Inc. (e)	6.125		11/21/17	30,664
245	Citigroup, Inc. (e)	6.125		05/15/18	248,361
860	Citigroup, Inc. (e)	8.50		05/22/19	1,006,960
890	Goldman Sachs Group, Inc. (The)	6.15		04/01/18	949,959
255	Goldman Sachs Group, Inc. (The)	6.75		10/01/37	269,447
675	JPMorgan Chase & Co.	6.00		01/15/18	723,869

					4,257,798

	Diversified Financial Service (0.2%)
465	General Electric Capital Corp.	5.625		05/01/18	479,383
605	General Electric Capital Corp. (Series G)	6.00		08/07/19	637,085

					1,116,468

	Diversified Manufactured Operation (0.4%)
285	Cooper US, Inc.	5.25		11/15/12	308,888
1,410	General Electric Co.	5.25		12/06/17	1,469,298
575	Tyco Electronics Group SA (Luxembourg)	5.95		01/15/14	606,206

					2,384,392

	Diversified Minerals (0.1%)
165	Rio Tinto Finance USA Ltd. (Australia)	9.00		05/01/19	205,635
220	Teck Resources Ltd. (Canada)	10.25		05/15/16	254,650
185	Vale Overseas Ltd. (Cayman Islands)	5.625		09/15/19	185,573

					645,858

	Electric Products-Miscellaneous (0.0%)
50	Emerson Electric Co.	5.00		04/15/19	53,112

	Electric Utilities (0.1%)
425	FirstEnergy Solutions Corp. (144A) (d)	6.05		08/15/21	438,809

	Electric-Generation (0.0%)
190	AES Corp. (The) (144A) (d)	8.75		05/15/13	195,225

	Electric-Integrated (0.6%)
325	E.ON International Finance BV (144A) (Netherlands)(d)	5.80		04/30/18	351,038
275	Electricite de France (EDF) (144A) (France)(d)	6.50		01/26/19	313,972
400	Enel Finance International SA (144A) (Luxembourg)(d)	5.125		10/07/19	408,348
480	Exelon Generation Co. LLC	5.20		10/01/19	490,531
325	NiSource Finance Corp.	0.977	(f)	11/23/09	324,908
205	NiSource Finance Corp.	6.80		01/15/19	216,779
200	Ohio Power Co. (Series 1)	5.375		10/01/21	203,655
160	Ohio Power Co. (Series K)	6.00		06/01/16	172,419
160	PPL Energy Supply LLC	6.30		07/15/13	173,011
115	PPL Energy Supply LLC	6.50		05/01/18	122,984
350	Progress Energy, Inc.	7.05		03/15/19	405,458
335	Virginia Electric & Power Co.	8.875		11/15/38	475,058

					3,658,161

	Electronic Component (0.1%)
255	Koninklijke Philips Electronics N.V. (Netherlands)	5.75		03/11/18	274,819

	Electronic Connectors (0.0%)
140	Amphenol Corp.	4.75		11/15/14	140,931

	Electronic Measuring Instrument (0.0%)
155	Agilent Technologies, Inc.	5.50		09/14/15	160,153

Morgan Stanley Strategist Fund

Portfolio of Investments ■ October 31, 2009 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

	Finance-Consumer Loans (0.1%)
$355	HSBC Finance Corp.	6.375%	10/15/11	$380,143
280	HSBC Finance Corp.	6.75	05/15/11	297,900
130	SLM Corp. (MTN)	8.45	06/15/18	114,658

				792,701

	Finance-Credit Card (0.2%)
235	American Express Co.	8.125	05/20/19	281,716
345	American Express Credit Corp. (Series C)	7.30	08/20/13	387,785
455	Capital One Bank USA NA	8.80	07/15/19	539,825
100	MBNA Capital (Series A)	8.278	12/01/26	99,500

				1,308,826

	Finance-Investment Banker/Broker (0.2%)
180	Bear Stearns Cos. LLC (The)	6.40	10/02/17	197,050
305	Bear Stearns Cos. LLC (The)	7.25	02/01/18	349,416
150	Credit Suisse USA, Inc.	5.125	08/15/15	160,306
680	Merrill Lynch & Co., Inc. (MTN)	6.875	04/25/18	733,339

				1,440,111

	Food-Miscellaneous/Diversified (0.2%)
145	ConAgra Foods, Inc.	7.00	10/01/28	157,546
135	ConAgra Foods, Inc.	8.25	09/15/30	166,859
480	Kraft Foods, Inc.	6.125	08/23/18	511,173
15	Kraft Foods, Inc.	6.75	02/19/14	16,739
30	Kraft Foods, Inc.	7.00	08/11/37	32,881

				885,198

	Food-Retail (0.1%)
50	Delhaize America, Inc.	9.00	04/15/31	64,593
160	Delhaize Group SA (Belgium)	5.875	02/01/14	172,460
60	Kroger Co. (The)	3.90	10/01/15	60,768
100	Kroger Co. (The)	5.00	04/15/13	105,682
80	Kroger Co. (The)	6.40	08/15/17	88,683

				492,186

	Gold Mining (0.1%)
405	Newmont Mining Corp.	5.125	10/01/19	405,302

	Independent Power Producer (0.0%)
135	NRG Energy, Inc.	8.50	06/15/19	137,362

	Life/Health Insurance (0.1%)
150	Principal Financial Group, Inc.	8.875	05/15/19	174,310
265	Prudential Financial, Inc. (MTN)	4.75	09/17/15	266,281
150	Prudential Financial, Inc. (MTN)	6.625	12/01/37	152,104
45	Prudential Financial, Inc. (Series D)	7.375	06/15/19	50,366

				643,061

	Machinery-Construction&Mining (0.0%)
80	Caterpillar, Inc.	6.05	08/15/36	88,340

	Machinery-Farm (0.0%)
125	Case New Holland, Inc. (144A) (d)	7.75	09/01/13	124,688

	Medical Labs & Testing Services (0.1%)
380	Roche Holdings, Inc. (144A) (d)	6.00	03/01/19	424,681

	Medical-Biomedical/Genetics (0.0%)
185	Biogen Idec, Inc.	6.875	03/01/18	202,242

	Medical-Drugs (0.2%)
155	GlaxoSmithKline Capital, Inc.	5.65	05/15/18	170,914
325	Merck & Co., Inc.	5.00	06/30/19	346,555
640	Pfizer, Inc.	6.20	03/15/19	729,967
35	Wyeth	5.45	04/01/17	37,519
25	Wyeth	5.50	02/15/16	27,238
70	Wyeth	6.45	02/01/24	78,531

				1,390,724

	Medical-Generic Drugs (0.0%)
185	Watson Pharmaceuticals, Inc.	6.125	08/15/19	191,590

Morgan Stanley Strategist Fund

Portfolio of Investments ■ October 31, 2009 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE		VALUE

	Medical-HMO (0.1%)
$230	UnitedHealth Group, Inc.	6.00%		02/15/18		$241,679
60	WellPoint, Inc.	7.00		02/15/19		68,030

						309,709

	Medical-Hospitals (0.0%)
140	HCA, Inc. (144A) (d)	8.50		04/15/19		149,100

	Metal-Copper (0.0%)
40	Freeport-McMoRan Copper & Gold, Inc.	8.375		04/01/17		43,060

	Multi-line Insurance (0.2%)
160	Allstate Corp. (The)	7.45		05/16/19		188,880
405	Catlin Insurance Co. Ltd. (144A) (Bermuda)(d)	7.249	(f)	12/19/49	(g)	313,875
100	MetLife, Inc.	6.75		06/01/16		111,974
225	MetLife, Inc. (Series A)	6.817		08/15/18		252,372
55	MetLife, Inc.	7.717		02/15/19		65,239

						932,340

	Multimedia (0.2%)
310	News America, Inc.	7.85		03/01/39		363,939
125	Time Warner, Inc.	5.875		11/15/16		134,192
185	Time Warner, Inc.	7.70		05/01/32		209,596
70	Viacom, Inc.	5.625		09/15/19		72,668
250	Viacom, Inc.	6.875		04/30/36		264,690
145	Vivendi (144A) (France)(d)	6.625		04/04/18		157,215

						1,202,300

	Networking Products (0.1%)
200	Cisco Systems, Inc.	4.95		02/15/19		210,867
75	Cisco Systems, Inc.	5.90		02/15/39		80,075

						290,942

	Non-Hazardous Waste Disposal (0.0%)
195	Republic Services, Inc. (144A) (d)	5.50		09/15/19		201,478

	Office Automation&Equipment (0.0%)
145	Xerox Corp.	6.35		05/15/18		153,633

	Oil & Gas Drilling (0.0%)
180	Transocean, Inc. (Cayman Islands)	6.00		03/15/18		195,408

	Oil Company-Exploration & Production (0.2%)
210	EnCana Corp. (Canada)	5.90		12/01/17		225,348
25	EnCana Corp. (Canada)	6.50		05/15/19		27,821
100	Gaz Capital SA (144A) (Luxembourg)(d)	6.51		03/07/22		91,250
85	Pioneer Natural Resources Co.	6.65		03/15/17		81,697
305	Questar Market Resources, Inc.	6.80		04/01/18		319,575
330	XTO Energy, Inc.	5.50		06/15/18		344,584
30	XTO Energy, Inc.	6.50		12/15/18		33,457

						1,123,732

	Oil Company-Integrated (0.1%)
255	Petrobras International Finance Co. (Cayman Islands)	5.75		01/20/20		255,510

	Oil-Field Services (0.0%)
155	Weatherford International Ltd. (Switzerland)	9.625		03/01/19		192,208

	Paper & Related Products (0.1%)
60	Georgia-Pacific LLC (144A) (d)	8.25		05/01/16		63,900
180	International Paper Co.	7.50		08/15/21		197,510

						261,410

	Pharmacy Services (0.1%)
355	Medco Health Solutions, Inc.	7.125		03/15/18		402,517

	Pipelines (0.4%)
145	CenterPoint Energy Resources Corp.	6.25		02/01/37		139,293
85	CenterPoint Energy Resources Corp. (Series B)	7.875		04/01/13		95,931
89	Colorado Interstate Gas Co.	6.80		11/15/15		98,968
145	El Paso Corp. (MTN)	8.25		02/15/16		150,829
275	Energy Transfer Partners LP	8.50		04/15/14		319,901

Morgan Stanley Strategist Fund

Portfolio of Investments ■ October 31, 2009 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

$115	Enterprise Products Operating LLC	5.25%	01/31/20	$116,687
280	Enterprise Products Operating LLC (Series N)	6.50	01/31/19	309,763
125	Kinder Morgan Energy Partners LP	5.95	02/15/18	131,532
425	Kinder Morgan Finance Co. ULC (Canada)	5.70	01/05/16	406,406
190	Plains All American Pipeline LP / PAA Finance Corp.	6.70	05/15/36	196,855
190	Plains All American Pipeline LP / PAA Finance Corp.	8.75	05/01/19	231,015
150	Spectra Energy Capital LLC	7.50	09/15/38	172,154
170	Texas Eastern Transmission LP	7.00	07/15/32	197,565

				2,566,899

	Property Trust (0.0%)
225	WEA Finance LLC / WT Finance Aust Pty Ltd. (144A) (d)	6.75	09/02/19	229,551

	Property/Casualty Insurance (0.0%)
225	ACE INA Holdings, Inc.	5.60	05/15/15	244,492

	Real Estate Operation/Development (0.0%)
80	Brookfield Asset Management, Inc. (Canada)	5.80	04/25/17	71,618
125	Brookfield Asset Management, Inc. (Canada)	7.125	06/15/12	127,845

				199,463

	Reinsurance (0.0%)
215	Platinum Underwriters Finance, Inc. (Series B)	7.50	06/01/17	206,623

	REITS-Apartments (0.0%)
190	AvalonBay Communities, Inc. (MTN)	6.10	03/15/20	197,491

	REITS-Office Property (0.0%)
225	Boston Properties LP	5.875	10/15/19	227,413

	REITS-Regional Malls (0.1%)
250	Simon Property Group LP	6.75	05/15/14	269,265

	Retail-Building Products (0.0%)
245	Home Depot, Inc. (The)	5.875	12/16/36	239,781

	Retail-Discount (0.1%)
205	Wal-Mart Stores, Inc.	4.125	02/01/19	206,276
50	Wal-Mart Stores, Inc.	4.25	04/15/13	53,370

				259,646

	Retail-Drug Store (0.1%)
438	CVS Pass-Through Trust	6.036	12/10/28	431,600

	Retail-Regional Department Store (0.1%)
235	Kohl’s Corp.	6.875	12/15/37	269,267

	Retail-Restaurants (0.1%)
5	McDonald’s Corp.	6.30	10/15/37	5,649
185	Yum! Brands, Inc.	5.30	09/15/19	187,603
95	Yum! Brands, Inc.	6.25	03/15/18	102,457
15	Yum! Brands, Inc.	6.875	11/15/37	16,412

				312,121

	Satellite Telecommunication (0.0%)
155	Intelsat Subsidiary Holding Co. Ltd. (Bermuda)	8.50	01/15/13	156,356

	Schools (0.0%)
205	Duke University	5.15	04/01/19	219,424

	Semiconductor Equipment (0.0%)
145	KLA-Tencor Corp.	6.90	05/01/18	152,256

	Special Purpose Banks (0.1%)
250	Kreditanstalt fuer Wiederaufbau (Germany)	4.875	06/17/19	272,169

	Special Purpose Entity (0.2%)
450	AIG SunAmerica Global Financing (144A) (d)	6.30	05/10/11	442,572
235	Farmers Exchange Capital (144A) (d)	7.05	07/15/28	201,772
190	Harley-Davidson Funding Corp. (144A) (d)	6.80	06/15/18	189,163
165	Pearson Dollar Finance Two PLC (144A) (United Kingdom)(d)	6.25	05/06/18	174,268

Morgan Stanley Strategist Fund

Portfolio of Investments ■ October 31, 2009 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

$465	Xlliac Global Funding (144A) (d)	4.80%	08/10/10	$464,201

				1,471,976

	Steel-Producers (0.1%)
605	ArcelorMittal (Luxembourg)	9.85	06/01/19	714,166

	Super-Regional Banks-U.S. (0.2%)
190	PNC Funding Corp.	6.70	06/10/19	212,515
1,085	Wells Fargo & Co.	5.625	12/11/17	1,130,344

				1,342,859

	Telecom Equipment Fiber Optics (0.0%)
95	Corning, Inc.	6.625	05/15/19	104,958

	Telecommunication Services (0.1%)
55	Qwest Corp.	6.50	06/01/17	52,388
125	Qwest Corp.	6.875	09/15/33	105,937
145	SBA Telecommunications, Inc. (144A) (d)	8.25	08/15/19	152,250

				310,575

	Telephone-Integrated (0.6%)
235	AT&T Corp.	8.00	11/15/31	289,997
50	AT&T, Inc.	6.15	09/15/34	50,563
570	AT&T, Inc.	6.30	01/15/38	596,167
140	AT&T, Inc.	6.55	02/15/39	151,956
65	CenturyTel, Inc. (Series Q)	6.15	09/15/19	65,390
125	Deutsche Telekom International Finance BV (Netherlands)	6.00	07/08/19	134,816
185	Deutsche Telekom International Finance BV (Netherlands)	8.75	06/15/30	239,171
105	France Telecom SA (France)	8.50	03/01/31	144,070
80	Telecom Italia Capital SA (Luxembourg)	4.875	10/01/10	82,554
185	Telecom Italia Capital SA (Luxembourg)	6.999	06/04/18	203,534
225	Telecom Italia Capital SA (Luxembourg)	7.175	06/18/19	249,881
415	Telefonica Europe BV (Netherlands)	8.25	09/15/30	533,427
380	Verizon Communications, Inc.	5.50	02/15/18	399,109
60	Verizon Communications, Inc.	5.85	09/15/35	60,146
355	Verizon Communications, Inc.	6.35	04/01/19	394,628
225	Verizon Communications, Inc.	8.95	03/01/39	306,521

				3,901,930

	Tobacco (0.1%)
185	Altria Group, Inc.	9.25	08/06/19	224,673
155	BAT International Finance PLC (144A) (United Kingdom)(d)	9.50	11/15/18	199,983
235	Philip Morris International, Inc.	5.65	05/16/18	253,194

				677,850

	Transport-Rail (0.1%)
125	CSX Corp.	7.375	02/01/19	146,087
180	Norfolk Southern Corp. (144A) (d)	5.75	01/15/16	194,622
145	Union Pacific Corp.	6.125	02/15/20	161,618
225	Union Pacific Corp.	7.875	01/15/19	277,921

				780,248

	Total Corporate Bonds (Cost $49,549,764)			52,401,484

	Foreign Government Obligations (0.3%)
324	United Mexican States (Mexico)	5.625	01/15/17	337,770
160	Korea Railroad Corp. (144A) (South Korea)(d)	5.375	05/15/13	167,771
330	Italian Republic (Italy)	6.875	09/27/23	390,806
85	Republic of Peru (Peru)	7.125	03/30/19	96,900
655	Federative Republic of Brazil (Brazil)	6.00	01/17/17	703,470

	Total Foreign Government Obligations (Cost $1,610,164)			1,696,717

	U.S. Government Agencies & Obligations (12.0%)
	Commercial Banks-Central U.S. — FDIC Guaranteed (0.1%)
700	KeyBank NA	3.20	06/15/12	732,170

Morgan Stanley Strategist Fund

Portfolio of Investments ■ October 31, 2009 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

	Diversified Banking Institution — FDIC Guaranteed (0.1%)
$600	GMAC, Inc.	2.20%	12/19/12	$608,654

	Diversified Financial Service — FDIC Guaranteed (1.6%)
3,600	Citigroup Funding, Inc. (h)	2.25	12/10/12	3,658,428
900	General Electric Capital Corp.	2.20	06/08/12	916,602
4,750	General Electric Capital Corp. (MTN)	2.625	12/28/12	4,881,209

				9,456,239

	Finance-Consumer Loans — FDIC Guaranteed (0.5%)
3,000	John Deere Capital Corp.	2.875	06/19/12	3,109,791

	U.S. Government Agencies (0.8%)
	Federal Home Loan Mortgage Corp.,
1,250		3.00	07/28/14	1,279,630
600		3.75	03/27/19	601,515
2,000		5.50	08/23/17	2,282,638
280		6.75	03/15/31	357,302

				4,521,085

	U.S. Government Obligations (8.9%)
	U.S. Treasury Bond,
3,550		3.50	02/15/39	3,112,910
1,658		4.25	05/15/39	1,662,405
285		4.375	02/15/38	291,769
500		5.375	02/15/31	581,172
600		6.25	08/15/23	744,281
	U.S. Treasury Note,
3,000		1.00	09/30/11	3,009,378
1,200		1.00	10/31/11	1,202,632
5,500		1.375	03/15/12	5,534,809
7,000		1.375	05/15/12	7,032,816
2,500		1.375	09/15/12	2,500,977
2,560		1.75	01/31/14	2,533,002
4,200		1.75	03/31/14	4,142,582
7,000		2.375	09/30/14	7,030,051
2,500		2.75	02/15/19	2,376,565
1,250		3.75	11/15/18	1,289,064
735		4.00	08/15/18	773,186
506		4.75	08/15/17	562,649
	U.S. Treasury Strip,
5,790		0.00	11/15/19	3,972,994
2,790		0.00	05/15/21	1,754,224
3,685		0.00	11/15/21	2,250,562
3,685		0.00	11/15/21	2,259,075

				54,617,103

	Total U.S. Government Agencies & Obligations (Cost $72,389,577)			73,045,042

	Asset-Backed Securities (0.1%)
281	Capital Auto Receivables Asset Trust 2006-2 A3A	4.98	05/15/11	284,833
10	GS Auto Loan Trust 2006-1 A3	5.37	12/15/10	10,247
204	Harley-Davidson Motorcycle Trust 2005-2 A2	4.07	02/15/12	207,712
311	Harley-Davidson Motorcycle Trust 2005-3 A2	4.41	06/15/12	318,592

	Total Asset-Backed Securities (Cost $806,457)			821,384

	U.S. Government Agencies — Mortgage-Backed Securities (0.3%)
	Federal Home Loan Mortgage Corp (ARM) (0.1%)
420		6.50	07/01/29–07/01/32	454,814

	Federal Home Loan Mortgage Corp (PC) Gold (0.0%)
16		6.50	09/01/32	17,340

	Federal National Mortgage Assoc. (0.2%)
127		6.50	12/01/29	138,221
1,126		7.00	12/01/17–02/01/31	1,247,655

				1,385,876

Morgan Stanley Strategist Fund

Portfolio of Investments ■ October 31, 2009 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

	Total U.S. Government Agencies — Mortgage-Backed Securities (Cost $1,774,099)			1,858,030

	Tax-Exempt Municipal Bonds (0.0%)
	Transportation (0.0%)
$145	Illinois State Toll Highway Authority (The) 2009 (Series A)	6.184%	01/01/34	$157,343

	Utilities (0.0%)
135	State of California	5.95	04/01/16	140,744

	Total Tax-Exempt Municipal Bonds (Cost $280,683)			298,087

NUMBER OF
SHARES

	Investment Trusts/Mutual Funds (2.4%)
75,680	iShares FTSE/Xinhua China 25 Index Fund			3,155,856
72,800	ProShares Short S&P 500			4,157,608
167,870	ProShares UltraShort Financials			4,532,490
272,940	United States Natural Gas Fund LP (a)			2,803,094

	Total Investment Trusts/Mutual Funds (Cost $13,696,816)			14,649,048

	Preferred Stock (0.0%)
	Reinsurance (0.0%)
405	Channel Reinsurance Ltd. (144A) (Bermuda) (d) (Cost $405,128)			1,316

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE

	Short-Term Investments (16.9%)
	U.S. Government Obligations (i)(j) (0.4%)
$2,363	U.S. Treasury Bills (Cost $2,362,787)	0.27	11/12/09	2,362,787

NUMBER OF
SHARES (000)

	Investment Company (k) (16.5%)
100,793	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio — Institutional Class (Cost $100,792,840)			100,792,840

	Total Short-Term Investments (Cost $103,155,627)			103,155,627

	Total Investments (Cost $529,391,795) (l)(m)		100.3%	612,912,695

	Liabilities in Excess of Other Assets		(0.3)	(1,863,289)

	Net Assets		100.0%	$611,049,406

ADR	American Depositary Receipt.

AMBAC	AMBAC Assurance Corporation.

ARM	Adjustable Rate Mortgage. Interest rate in effect as of October 31, 2009.

FDIC	Federal Deposit Insurance Corporation.

MTN	Medium Term Note.

PC	Participation Certificate.

REIT	Real Estate Investment Trust.

(a)	Non-income producing security.

(b)	For the three months ended October 31, 2009, the proceeds from sales of Citigroup, Inc. common stock, an affiliate of the Fund, was $786,740, including net realized gains of $49,677.

(c)	Consists of one or more class of securities traded together as a unit; stocks with attached warrants.

(d)	Resale is restricted to qualified institutional investors.

(e)	For the three months ended October 31, 2009, the cost of purchases of Citigroup, Inc. corporate bond, an affiliate of the Fund, was $615,502.

(f)	Variable rate security. Rate shown is the rate in effect at October 31, 2009.

(g)	Security issued with perpetual maturity.

(h)	For the three months ended October 31, 2009, the cost of purchases of Citigroup Funding, Inc. U.S. Government Agencies & Obligations, an affiliate of the Fund, was $3,602,484.

(i)	Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.

(j)	A portion of this security has been physically segregated in connection with open future and swap contracts.

Morgan Stanley Strategist Fund

Portfolio of Investments ■ October 31, 2009 (unaudited) continued

(k)	The Fund invests in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.

(l)	Securities have been designated as collateral in connection with securities purchased on a forward commitment basis, open futures and swap contracts.

(m)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Strategist Fund

Portfolio of Investments ■ October 31, 2009 (unaudited) continued
Futures Contracts Open at October 31, 2009:

		DESCRIPTION,	UNDERLYING	UNREALIZED
NUMBER OF	LONG/	DELIVERY MONTH	FACE AMOUNT	APPRECIATION
CONTRACTS	SHORT	AND YEAR	AT VALUE	(DEPRECIATION)

97	Long	U.S. Treasury Notes 2 Year, December 2009	$21,108,110	$172,800
14	Long	90 Day Euro$, March 2011	3,433,325	16,127
14	Long	90 Day Euro$, June 2011	3,420,900	13,479
14	Long	90 Day Euro$, September 2011	3,410,050	11,433
14	Long	90 Day Euro$, December 2011	3,399,725	10,182
25	Short	U.S. Treasury Notes 5 Year, December 2009	(2,911,328)	(13,724)
41	Short	U.S. Treasury Bonds 30 Year, December 2009	(4,926,406)	(66,471)
156	Short	U.S. Treasury Notes 10 Year, December 2009	(18,503,064)	(139,974)

		Net Unrealized Appreciation		$3,852

Morgan Stanley Strategist Fund

Portfolio of Investments ■ October 31, 2009 (unaudited) continued
Credit Default Swaps Contracts Open at October 31, 2009:

SWAP								CREDIT
COUNTERPARTY &		NOTIONAL			UNREALIZED			RATING OF
REFERENCE	BUY/SELL	AMOUNT	INTEREST	TERMINATION	APPRECIATION	UPFRONT		REFERENCE
OBLIGATION	PROTECTION	(000’s)	RATE	DATE	(DEPRECIATION)	PAYMENTS	VALUE	OBLIGATION+

Merrill Lynch Capital Services Inc. Dow Jones Index	Sell	$5,000	1.00%	June 20, 2014	$148,672	(184,337)	$(35,665)	NR
Bank of America, N.A. Sealed Air Corp.	Buy	90	1.12	March 20, 2018	1,840	—	1,840	BB+
Bank of America, N.A. Tyco Electronics Ltd.	Buy	465	5.00	June 20, 2014	(64,077)	(19,534)	(83,611)	BBB-

Total Credit Default Swaps		$5,555			$86,435	$(203,871)	$(117,436)

+	Credit Rating as issued by Standard and Poors.

Interest Rate Swap Contracts Open at October 31, 2009:

	NOTIONAL		PAYMENTS	PAYMENTS		UNREALIZED
	AMOUNT		RECEIVED	MADE	TERMINATION	APPRECIATION
COUNTERPARTY	(000’S)		BY FUND	BY FUND	DATE	(DEPRECIATION)
Barclays Bank PLC^^		$4,320	Fixed Rate 0.00%	Floating Rate 0.816# %	November 15, 2019	(158,589)
Barclays Bank PLC^^		4,320	Floating Rate 4.141#	Fixed Rate 0.00	November 15, 2019	(294,887)
Barclays Bank PLC^^		3,685	Floating Rate 4.026#	Fixed Rate 0.00	November 15, 2021	(240,500)
Deutsche Bank AG***		24,892	Fixed Rate 4.40	Floating Rate 0.00#	October 1, 2016	(50,033)
Deutsche Bank AG***		13,392	Floating Rate 0.00#	Fixed Rate 4.41	October 3, 2018	51,291
JP Morgan Chase Bank N.A.		14,410	Fixed Rate 2.767	Floating Rate 0.284#	October 20, 2014	80,840
JP Morgan Chase Bank N.A.^^		2,790	Floating Rate 3.946#	Fixed Rate 0.00	May 15, 2021	(197,606)
Deutsche Bank AG***	EUR	7,450	Floating Rate 0.00##	Fixed Rate 4.46	August 5, 2019	(51,530)
Deutsche Bank AG***		9,050	Fixed Rate 5.063	Floating Rate 0.00##	August 5, 2024	56,736

Net Unrealized Depreciation						$(804,278)

#	Floating rate based on USD-3 Months LIBOR

# #	Floating rate based on EUR-6 Months EURIBOR

^ ^	Fund will receive $1,186,272 and make payments of $1,675,253, $1,650,364 and $1,221,824, respectively, on termination date.

***	Forward interest rate swap. Periodic payments on specified notional contract amount with future effective date, unless terminated earlier.

Morgan Stanley Strategist Fund
Notes to the Portfolio of Investments
10/31/2009
Fair Valuation Measurements
Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. Generally accepted accounting principles in the United States utilizes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1 — unadjusted quoted prices in active markets for identical investments
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of October 31, 2009 in valuing the Fund’s investments carried at fair value:

	Fair Value Measurements at October 31, 2009 Using
		Unadjusted
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Investments	Inputs	Inputs
Investment Type	Total	(Level 1)	(Level 2)	(Level 3)

Common Stocks
Aerospace & Defense	$13,058,770	$13,058,770	—	—
Airlines	1,964,775	1,964,775	—	—
Automobiles	3,985,684	3,985,684	—	—
Biotechnology	15,437,571	15,437,571	—	—
Capital Markets	11,961,818	11,961,818	—	—
Chemicals	3,633,526	3,633,526	—	—
Commercial Services & Supplies	7,335,540	7,335,540	—	—
Communications Equipment	6,971,428	6,971,428	—	—
Computers & Peripherals	21,607,860	21,607,860	—	—
Construction & Engineering	5,786,520	5,786,520	—	—
Diversified Financial Services	13,353,427	13,353,427	—	—
Diversified Telecommunication Services	17,053,572	17,053,572	—	—
Electric Utilities	5,369,490	5,369,490	—	—
Electrical Equipment	4,908,632	4,908,632	—	—
Electronic Equipment, Instruments & Components	7,305,000	7,305,000	—	—
Energy Equipment & Services	15,039,594	15,039,594	—	—
Food & Staples Retailing	3,360,403	3,360,403	—	—
Food Products	10,450,453	10,450,453	—	—
Health Care Equipment & Supplies	11,082,132	11,082,132	—	—
Hotels, Restaurants & Leisure	6,411,695	6,411,695	—	—
Household Durables	7,463,459	7,463,459	—	—
Household Products	2,215,400	2,215,400	—	—
Industrial Conglomerates	3,614,910	3,614,910	—	—
Information Technology Services	3,282,681	3,282,681	—	—
Insurance	10,123,697	10,123,697	—	—
Internet Software & Services	7,677,046	7,677,046	—	—
Investment Trusts/Mutual Funds	14,649,048	14,649,048	—	—
Life Sciences Tools & Services	3,640,050	3,640,050	—	—
Machinery	11,276,816	11,276,816	—	—
Media	3,462,623	3,462,623	—	—
Metals & Mining	23,616,903	23,616,903	—	—
Multiline Retail	3,531,332	3,531,332	—	—
Oil, Gas & Consumable Fuels	10,835,729	10,835,729	—	—
Pharmaceuticals	13,322,685	13,322,685	—	—
Real Estate Investment Trusts (REITs)	3,767,316	3,767,316	—	—
Real Estate Management & Development	5,711,895	5,711,895	—	—
Semiconductors & Semiconductor Equipment	18,747,063	18,747,063	—	—
Software	31,283,567	31,283,567	—	—

	Fair Value Measurements at October 31, 2009 Using
		Unadjusted
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Investments	Inputs	Inputs
Investment Type	Total	(Level 1)	(Level 2)	(Level 3)

Specialty Retail	1,747,827	1,747,827	—	—
Tobacco	8,310,945	8,310,945	—	—
Water Utilities	5,276,126	5,276,126	—	—

Total Common Stocks	379,635,008	379,635,008	—	—

Asset-Backed Securities	821,384	—	$821,384	—
Corporate Bonds	52,401,484	—	52,401,484	—
Foreign Government Obligations	1,696,717	—	1,696,717	—
Mortgage-Backed Securities — U.S. Government Agencies	1,858,030	—	1,858,030	—
Municipal Bonds	298,087	—	298,087	—
Preferred Stock	1,316	—	1,316	—
U.S. Government Agencies & Obligations	73,045,042	—	73,045,042	—
Short-Term Investments				—
Investment Company	100,792,840	100,792,840	—	—
U.S. Government Obligations	2,362,787	—	2,362,787	—

Total Short-Term Investments	103,155,627	100,792,840	2,362,787	—

Credit Default Swaps	150,512	—	150,512	—
Futures	224,021	224,021	—	—
Interest Rate Swaps	188,867	—	188,867	—

Total Assets	$613,476,095	$480,651,869	$132,824,226	—

Liabilities
Credit Default Swaps	$(64,077)	—	$(64,077)	—
Futures	(220,169)	$(220,169)	—	—
Interest Rate Swaps	(993,145)	—	(993,145)	—

Total Liabilities	$(1,277,391)	$(220,169)	$(1,057,222)	—

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) credit default/interest rate swaps are marked-to-market daily based upon quotations from market makers; (7) listed/written options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their latest bid and asked price; (8) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (9) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (10) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (11) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Strategist Fund

/s/ Randy Takian
Randy Takian
Principal Executive Officer
December 17, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
December 17, 2009

/s/ Francis Smith
Francis Smith
Principal Financial Officer
December 17, 2009